CONSOLIDATED FINANCIAL STATEMENTS

Financial Guaranty Insurance Company and Subsidiaries
June 30, 2007

                                         Financial Guaranty Insurance Company and Subsidiaries

                                                   Consolidated Financial Statements

                                                             June 30, 2007

                                                               CONTENTS

Consolidated Balance Sheets at June 30, 2007 (Unaudited)
   and December 31, 2006...........................................................................    1
Consolidated Statements of Income for the Three Months and Six Months Ended
   June 30, 2007 and 2006 (Unaudited)..............................................................    2
Consolidated Statements of Cash Flows for the Six Months Ended
   June 30, 2007 and 2006 (Unaudited)..............................................................    3
Notes to Financial Statements (Unaudited)..........................................................    4

                                         Financial Guaranty Insurance Company and Subsidiaries
                                                                                                                                     12
                                                      Consolidated Balance Sheets
                                           (Dollars in thousands, except per share amounts)

                                                                            JUNE 30,         December 31,
                                                                              2007               2006
                                                                       --------------------------------------
                                                                           (Unaudited)
ASSETS
Fixed maturity securities, available for sale, at fair value
   (amortized cost of  $3,793,276 in 2007 and $3,627,344 in 2006)          $ 3,733,333        $ 3,627,007
Variable interest entity fixed maturity securities, held to maturity
   at amortized cost                                                           750,000            750,000
Short-term investments                                                         168,258            211,726
                                                                       --------------------------------------
Total investments                                                            4,651,591          4,588,733

Cash and cash equivalents                                                       58,794             29,963
Accrued investment income                                                       53,281             49,843
Reinsurance recoverable on losses                                                1,111              1,485
Prepaid reinsurance premiums                                                   184,020            156,708
Policy acquisition costs deferred, net                                         107,846             93,170
Receivable from related parties                                                  2,101              2,483
Property and equipment, net of accumulated depreciation of $2,770 in
   2007 and  $2,107 in 2006                                                      6,266              2,617
Foreign deferred tax asset                                                       5,031              3,491
Prepaid expenses and other assets                                               28,135             17,589
                                                                       --------------------------------------
Total assets                                                               $ 5,098,176        $ 4,946,082
                                                                       ======================================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
    Unearned premiums                                                      $ 1,402,102       $ 1,347,592
    Losses and loss adjustment expense reserves                                 39,732            40,299
    Ceded reinsurance balances payable                                           9,970             7,524
    Accounts payable and accrued expenses and other liabilities                 59,317            43,405
    Payable for securities purchased                                            12,268            10,770
    Variable interest entity floating rate notes                               750,000           750,000
    Accrued interest expense  - variable interest entity                         1,004             1,298
    Capital lease obligations                                                    2,263             2,941
    Current income taxes payable                                                14,696            17,520
    Deferred income taxes                                                       57,685            76,551
    Dividends payable                                                           10,000            10,000
                                                                       --------------------------------------
Total liabilities                                                            2,359,037         2,307,900
                                                                       --------------------------------------

Stockholder's equity:
   Common stock, par value $1,500 per share; 10,000 shares authorized,
     issued and outstanding                                                     15,000            15,000
   Additional paid-in capital                                                1,906,237         1,901,799
   Accumulated other comprehensive (loss) income, net of tax                   (30,447)            6,500
   Retained earnings                                                           848,349           714,883
                                                                       --------------------------------------
Total stockholder's equity                                                   2,739,139         2,638,182
                                                                       --------------------------------------
Total liabilities and stockholder's equity                                 $ 5,098,176       $ 4,946,082
                                                                       ======================================

See accompanying notes to consolidated financial statements.

                                                                                1

                                         Financial Guaranty Insurance Company and Subsidiaries

                                                   Consolidated Statements of Income
                                                              (Unaudited)

                                                        (Dollars in thousands)

                                                                   THREE MONTHS ENDED                 SIX MONTHS ENDED
                                                                        JUNE 30,                          JUNE 30,
                                                                 2007             2006             2007              2006
                                                            --------------------------------------------------------------------
Revenues:
   Gross direct and assumed premiums written                  $    124,976    $     163,260    $     228,151     $     252,541
   Ceded premiums written                                          (31,582)         (28,887)         (43,777)          (35,310)
                                                            --------------------------------------------------------------------
   Net premiums written                                             93,394          134,373          184,374           217,231
   Increase in net unearned premiums                               (12,801)         (62,528)         (27,198)          (85,922)
                                                            --------------------------------------------------------------------
   Net premiums earned                                              80,593           71,845          157,176           131,309

   Net investment income                                            38,273           34,038           75,673            66,357
   Interest income - investments held by variable interest
      entity                                                         8,755            9,658           20,112            14,595
   Net realized gains (losses)                                          55              (11)             316               (11)
   Net realized and unrealized losses on credit derivative
      contracts                                                    (16,318)            (543)         (15,856)             (771)
   Other income                                                        933              506            1,345             1,042
                                                            --------------------------------------------------------------------
                                                            --------------------------------------------------------------------
Total revenues                                                     112,291          115,493          238,766           212,521
                                                            --------------------------------------------------------------------

Expenses:
   Losses and loss adjustment expenses                              (5,388)            (265)          (4,206)           (2,198)
   Underwriting expenses                                            22,776           22,780           51,163            46,897
   Policy acquisition costs deferred, net                           (7,782)          (8,994)         (21,755)          (21,507)
   Amortization of deferred policy acquisition costs                 3,871            2,364            7,654             5,556
   Other operating expenses                                            382             (782)             778               873
   Interest expense - debt held by variable interest entity          8,755            9,658           20,112            14,595
                                                            --------------------------------------------------------------------
Total expenses                                                      22,614           24,761           53,746            44,216
                                                            --------------------------------------------------------------------

Income before income tax expense                                    89,677           90,732          185,020           168,305
Income tax expense                                                  16,572           23,521           41,554            42,383
                                                            --------------------------------------------------------------------
Net income                                                    $     73,105    $      67,211    $     143,466     $     125,922
                                                            ====================================================================

See accompanying notes to consolidated financial statements.

                                                                                2

                                         Financial Guaranty Insurance Company and Subsidiaries
                                                 Consolidated Statements of Cash Flows
                                                              (Unaudited)
                                                        (Dollars in thousands)
                                                                                  SIX MONTHS ENDED
                                                                                      JUNE 30,
                                                                              2007               2006
                                                                       ---------------------------------------
OPERATING ACTIVITIES
Net income                                                                 $   143,466        $   125,922
Adjustments to reconcile net income to net cash provided by operating activities:
     Amortization of policy acquisition costs deferred                           7,654              5,556
     Policy acquisition costs deferred, net                                    (21,755)           (21,507)
     Depreciation of property and equipment                                        663                566
     Amortization of fixed maturity securities                                  17,423             16,570
     Amortization of short-term investments                                        180                 57
     Net realized  gains (losses) on investments                                  (316)                11
     Stock compensation expense                                                  4,433              3,249
     Change in accrued investment income, prepaid expenses, foreign deferred tax asset, other assets, and accrued interest
       expense, net                                                            (11,655)           (13,338)
     Change in net realized and unrealized losses on credit
       derivative contracts                                                     15,986              2,614
     Change in reinsurance recoverable on losses                                   374                983
     Change in prepaid reinsurance premiums                                    (27,312)           (16,214)
     Change in unearned premiums                                                54,586            102,138
     Change in losses and loss adjustment expenses                                (567)            (6,512)
     Change in receivable from related parties                                     382              7,233
     Change in ceded reinsurance balances payable and accounts
       payable and accrued expenses and other liabilities                       (2,485)             9,753

     Change in current federal income taxes receivable                 -                            2,158
     Change in current federal income taxes payable                             (2,824)            15,528
     Change in deferred federal income taxes                                     1,259              9,202
                                                                       ---------------------------------------
Net cash provided by operating activities                                      179,492            243,969
                                                                       ---------------------------------------
                                                                       ---------------------------------------

INVESTING ACTIVITIES
Sales and maturities of fixed maturity securities                              133,733             81,391
Purchases of fixed maturity securities                                        (315,811)          (291,370)
Purchases, sales and maturities of short-term investments, net                  43,274             (8,577)
Receivable for securities sold                                                      20             (1,023)
Payable for securities purchased                                                 1,498             20,381
Purchases of fixed assets                                                       (4,260)              (142)
Purchase of investments held by variable interest entity                             -           (750,000)
                                                                       ---------------------------------------
Net cash used in investing activities                                         (141,546)          (949,340)
                                                                       ---------------------------------------

FINANCING ACTIVITIES
Proceeds from issuance of debt held by variable interest entity                      -            750,000
Dividends paid to FGIC Corp.                                                   (10,000)                 -
                                                                       ---------------------------------------
Net cash (used in) provided by financing activities                            (10,000)           750,000
                                                                       ---------------------------------------

Effect of exchange rate changes on cash                                            885                (76)
                                                                       ---------------------------------------

Net increase (decrease) in cash and cash equivalents                            28,831             44,553
Cash and cash equivalents at beginning of period                                29,963             45,077
                                                                       ---------------------------------------
Cash and cash equivalents at end of period                                 $    58,794        $    89,630
                                                                       =======================================

See accompanying notes to consolidated financial statements.

                                                                                3

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                              (Unaudited)

                                           (Dollars in thousands, except per share amounts)

                                                                                                                                      4

1. BUSINESS AND ORGANIZATION

Financial  Guaranty  Insurance  Company (the "Company") is a wholly owned  subsidiary of FGIC Corporation  ("FGIC Corp.").  The Company provides financial  guaranty  insurance and other forms of credit  enhancement for public finance and structured  finance  obligations.
The Company's  financial  strength is rated "Aaa" by Moody's  Investors  Service,  Inc., "AAA" by Standard & Poor's Rating Services,  a
division of The  McGraw-Hill  Companies,  Inc., and "AAA" by Fitch Ratings,  Inc. The Company is licensed to write  financial  guaranty insurance in all 50 states,  the District of Columbia,  the  Commonwealth  of Puerto Rico,  the U.S.  Virgin  Islands,  and,  through a branch,  the United  Kingdom.  In addition,  a United  Kingdom  subsidiary  of the Company is authorized  to write  financial  guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. BASIS OF PRESENTATION

The  consolidated  financial  statements  include  the  accounts  of the  Company  and all other  entities  in which the  Company has a controlling financial interest.  All significant intercompany balances have been eliminated.

The  accompanying  unaudited  interim  consolidated  financial  statements have been prepared in accordance with accounting  principles generally  accepted in the United  States  ("GAAP")  for interim  financial  information.  Accordingly,  they do not include all of the information  and  footnotes  required  by GAAP for  complete  financial  statements.  In the  opinion of  management,  all  adjustments
(consisting of normal recurring adjustments)  considered necessary for fair presentation have been included.  Operating results for the three- and  six-month  periods ended June 30, 2007 are not  necessarily  indicative of results that may be expected for the year ending
December  31,  2007.  These  unaudited  interim  consolidated  financial  statements  should be read in  conjunction  with the  audited consolidated financial statements for the year ended December 31, 2006, including the accompanying notes.

Certain 2006 amounts have been reclassified to conform to the 2007 presentation.

The preparation of financial  statements in conformity with GAAP requires  management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

                                                                                4

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

                                                                                                                                      4

3. REVIEW OF FINANCIAL GUARANTY INDUSTRY ACCOUNTING PRACTICES

On April 18, 2007, the Financial  Accounting  Standards  Board ("FASB")  issued an Exposure Draft of a Proposed  Statement of Financial
Accounting Standards entitled Accounting for Financial Guarantee Insurance  Contracts,  an interpretation of FASB Statement No. 60. The proposed  statement  addresses  accounting for loss reserving,  premium  recognition  and additional  disclosures  regarding  financial guaranty insurance  contracts.  Currently,  the financial  guaranty industry accounts for financial guaranty insurance  contracts under
Statement of Financial  Accounting  Standards ("SFAS") No. 60, Accounting and Reporting by Insurance  Enterprises,  which was developed prior to the emergence of the financial guaranty industry.  As SFAS No. 60 does not specifically  address financial guaranty contracts, there has been  diversity  in the manner in which  different  financial  guarantors  account  for these  contracts.  The purpose of the proposed  statement is to provide  authoritative  guidance on accounting for financial guaranty contracts that are not accounted for as derivative  contracts under SFAS No. 133,  Accounting for Derivative  Instruments and Hedging  Activities,  as amended by SFAS No. 149,
Amendment of Statement 133 on Derivative  Instruments and Hedging  Activities.  The final pronouncement is expected to be issued in the first  quarter of 2008.  Upon the  issuance of the final  pronouncement,  the  Company,  along with other  companies  in the  financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and disclosures.

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the FASB issued FASB  Interpretation  No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of
SFAS No. 109,  Accounting for Income Taxes.  FIN 48 clarifies the accounting for uncertainty in income taxes  recognized in an entity's financial  statements in accordance with SFAS No. 109 and prescribes  metrics for the financial  statement  recognition and measurement of a tax position taken or expected to be taken in a tax return.  FIN 48 also provides  guidance on other matters related to accounting for income taxes.  FIN 48 is applicable for fiscal years  beginning after December 15, 2006.  The Company adopted the provisions of FIN
48 on January 1, 2007.  (See note 7.)

In February 2006,  the FASB issued SFAS No. 155,  Accounting for Certain  Hybrid  Financial  Instruments.  SFAS No. 155 amends SFAS No.
133 and SFAS No. 140,  Accounting for Transfers and Servicing of Financial  Assets and  Extinguishment  of  Liabilities,  and addresses issues  raised in SFAS No. 133  Implementation  Issue No. D1,  Application  of Statement  133 to  Beneficial  Interests in  Securitized
Financial Assets.  The primary  objectives of SFAS No. 155 are: (i) with respect to SFAS No. 133, to address  accounting for beneficial interests in securitized  financial  assets and (ii) with respect to SFAS No. 140,  eliminate a restriction  on the passive  derivative instruments that a qualifying  special purpose entity may hold. SFAS No. 155 is effective for those financial  instruments  acquired or issued after January 1, 2007.  The Company adopted SFAS No. 155 on January 1, 2007.

                                                                                5

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

4. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In September  2006, the FASB issued SFAS No. 157, Fair Value  Measurements.   SFAS No. 157 defines fair value,  establishes a framework
for  measuring  fair value under  generally  accepted  accounting  principles,  and requires  additional  disclosures  about fair value measurements.  SFAS No. 157 does not require any new fair value  measurements,  but its application  could change current  practices in determining  fair value.  SFAS No. 157 is effective for  financial  statements  issued for fiscal years  beginning  after  November 15,
2007.  The Company is currently  evaluating  the  implications  of SFAS No. 157 and its  potential  impact on the  Company's  financial statements.

In February  2007,  the FASB issued SFAS No. 159, The Fair Value Option for  Financial  Assets and Financial  Liabilities--Including  an
amendment of FASB Statement No. 115.  SFAS No. 159 permits  entities to choose to measure many financial  instruments and certain other items at fair  value.  SFAS No.  159 does not  require  any new fair  value  measurements.  SFAS No.  159 is  effective  for  financial statements  issued for fiscal years  beginning after November 15, 2007.  The Company is currently  evaluating the  implications of SFAS
No. 159 and its potential impact on the Company's financial statements.

5. PREMIUM REFUNDINGS

Unearned  premiums  represent the portion of premiums  received  applicable to future periods on insurance  policies in force.  When an obligation  insured by the Company is refunded by the issuer prior to the end of the expected  policy  coverage  period,  any remaining unearned  premium is recognized.  A refunding  occurs when an insured  obligation is called or legally  defeased by the issuer prior to stated  maturity.  Premiums  earned on  refundings  were  $16,406  and  $15,455  for the three  months  ended  June 30,  2007 and 2006, respectively, and $31,478 and $22,766 for the six months ended June 30, 2007 and 2006, respectively.

6. LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Loss  reserves  and loss  adjustment  expenses  are  regularly  reviewed  and  updated  based  on claim  payments  and the  results  of surveillance.  The Company  conducts  ongoing insured  portfolio  surveillance to identify  impaired  obligations and thereby provide a materially complete recognition of losses for each accounting period.

                                                                                6

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

6. LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES (CONTINUED)

The reserves are  necessarily  based upon estimates and subjective  judgments  about the outcomes of future events,  and actual results will likely differ from these  estimates.  At June 30, 2007,  the Company had case reserves of $28,906,  credit  watchlist  reserves of
$9,297 and an unallocated  loss adjustment  expense reserve of $1,529.  At December 31, 2006, the Company had case reserves of $27,029, credit watchlist reserves of $11,741 and an unallocated loss adjustment expense reserve of $1,529.

Losses and loss adjustment  expenses for the three- and six- month  periods ended June 30, 2007 include claim  reimbursements of $4,475 for claims  paid by the  Company  during  2006 and 2005  related to an insured  obligation  of an  investor-owned  utility  impacted by
Hurricane  Katrina.  The Company had previously not recorded a recovery for these claims due to the status of the utility's  bankruptcy filing.

7. INCOME TAXES

The Company files a consolidated  U.S.  federal tax return with FGIC Corp. The Company also files separate returns in various state and foreign jurisdictions.

The Company  adopted the provisions of FASB  Interpretation  No. 48,  Accounting for Uncertainty in Income Taxes ("FIN 48"), on January
1, 2007.  The Company's liability for unrecognized tax benefits was not impacted as a result of the adoption of FIN 48.

As of June 30, 2007, the balance of unrecognized  tax benefits  included in current income taxes payable was $20,085,  of which $10,129 related to tax  positions  for which the  ultimate  deductibility  is certain  but for which there is  uncertainty  as to the timing of deductibility.  A disallowance  as to the timing of the  recognition of these tax positions  would not result in a change to the annual effective  tax rate but would  accelerate  the payment of cash to the taxing  authority.  Interest and  penalties  on any  disallowance would also affect the annual effective tax rate.

The Company  recognizes  accrued  interest and penalties  related to  unrecognized  tax benefits.  Tax expense  related to interest and penalties  amounted to a benefit of  approximately  $335 and $0 for the three  months ended June 30, 2007 and 2006,  respectively,  and
$225 and $0 for the six months ended June 30, 2007 and 2006,  respectively.  Approximately,  $225 and $0 was accrued for the payment of interest  and  penalties  at June 30, 2007 and  December  31,  2006,  respectively,  which is included as a component of the balance of unrecognized tax benefits.

                                                                                7

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

7. INCOME TAXES (CONTINUED)

In the second quarter of 2006, the Internal  Revenue  Service  ("IRS")  commenced an  examination  of the Company's  consolidated  U.S.
income tax returns for 2003 and 2004.  The  examination  was  completed in the second  quarter of 2007.  Upon  completion of the audit, previously  unrecognized tax benefits of $5,354 relating to the years under  examination were recognized.  As a result of completion of the audit,  the Company is not subject to U.S.  federal income tax  examination by the IRS for years before 2005. The Company's  United
Kingdom operations are subject to examination by foreign tax authorities for the years since they commenced operation in 2004.

During the three- and  six-month  periods ended  June 30,  2007 the gross  increase  in  unrecognized  tax  benefits as a result of tax
positions taken during the current period were $5,600 and $8,290,  respectively.   There were no decreases in unrecognized tax benefits
as a result of tax positions taken in the current period.

The  Company's  U.S.  federal  effective  corporate  tax rates of 18.5% and 25.7% for the three  months  ended June 30,  2007 and 2006, respectively,  and 22.5% and 25.0%  for the six  months  ended  June 30,  2007 and  2006,  respectively,  were less than the  statutory corporate tax of 35%,  primarily due to tax-exempt  interest received on investments and the recognition of tax benefits related to the
2003 and 2004 examination years.

8. REINSURANCE

Net  premiums  earned are shown net of ceded  premiums  earned of $8,695 and $6,484 for the three  months ended June 30, 2007 and 2006, respectively, and $16,542 and $11,352 for the six months ended June 30, 2007 and 2006, respectively.

9. DERIVATIVE INSTRUMENTS

Certain  financial  guaranty  contracts  (primarily  credit default swaps) issued by the Company are considered  derivatives under SFAS
No.133.  Accordingly,  these contracts are recognized on the Consolidated  Balance Sheet at their fair value, and changes in fair value are recognized  immediately in earnings.  The Company  considers these  agreements to be a normal  extension of its financial  guaranty insurance  business and believes that the most meaningful  presentation of the financial  statement  impact of these  derivatives is to record revenue as installments are received as a component of premiums,  and to record claims payments,  expected claims, loss and loss adjustment  expenses,  and changes in fair value as "Net realized and unrealized gains (losses) on credit derivative  contracts" in the
Consolidated Statements of Income.

                                                                                8

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

9. DERIVATIVE INSTRUMENTS (CONTINUED)

The Company recorded net earned premiums under these  agreements of $7,345 and $13,742 for the three- and six-month  periods ended June
30,  2007,  respectively.  The Company  recorded net earned  premiums  under these  agreements  of $4,112 and $8,778 for the three- and six-month  periods  ended June 30,  2006,  respectively.  As of June 30, 2007,  the Company has  recorded no losses or loss  adjustment expenses related to these contracts.

The realized and unrealized  gains and losses  recognized in the Consolidated  Statements of Income by recording credit  derivatives at fair value are determined  each quarter based on quoted market  prices,  if available.  If quoted market prices are not available,  the determination  of fair  value  is  based  on  internally  developed  models.  These  models  require  market-driven  inputs,  including contractual terms,  credit spreads and ratings on the underlying  referenced  obligations and yield curves.  There may be volatility in the use of  market-driven  inputs  obtained  from an illiquid  market,  and  differences  may exist between  available  market data and assumptions  used by  management to estimate the fair value of these  instruments.  Accordingly,  the valuation  results from the model could differ  materially  from amounts that would be realized in the market if the derivative  were traded.  Due to the volatile nature of the Company's fair value estimate, future valuations could differ materially from those reflected in the current period.

The following table summarizes the realized and unrealized gains (losses) on credit derivative contracts.

                                                                 THREE MONTHS ENDED
                                                                        JUNE 30,
                                                              ------------------------------
                                                                    2007           2006
                                                              --------------- --------------

                  Change in unrealized gains (losses)            $ (16,447)     $   (1,840)
                  Realized gains                                        129          1,297
                                                              --------------- --------------
                  Net realized and unrealized gains
                  (losses)      on credit derivative
                  contracts                                      $ (16,318)     $     (543)
                                                              =============== ==============

                                                                       SIX MONTHS ENDED
                                                                           JUNE 30,
                                                           ----------------------------------
                                                             2007           2006
                                                           ----------------- ----------------

                Change in unrealized gains (losses)             $ (15,985)       $   (2,614)
                Realized gains                                        129             1,843
                                                           ----------------- ----------------
                Net realized and unrealized gains
                (losses)      on credit derivative
                contracts                                       $ (15,856)       $     (771)
                                                           ================= ================

                                                                                9

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

9. DERIVATIVE INSTRUMENTS (CONTINUED)

The mark-to-market  gain and (loss) on credit derivative  contracts were $4,497 and ($21,985) at June 30, 2007 and $314 and ($1,817) at
December 31, 2006 and were recorded in "Other assets" and "Other liabilities," respectively.

10. COMPREHENSIVE INCOME

Accumulated  other  comprehensive  (loss) of the Company  consists of net  unrealized  gains and losses on  investment  securities  and foreign currency  translation  adjustments.  The components of total  comprehensive  income for the three- and six- month periods ended
June 30, 2007 and 2006 were as follows:

                                                THREE MONTHS ENDED
                                                     JUNE 30,
                                               2007               2006
                                        -------------------- ---------------
Net Income                                 $    73,105         $   67,211
Other comprehensive loss                       (35,469)           (18,661)
                                        -------------------- ---------------
Total comprehensive income                 $    37,636         $   48,550
                                        ==================== ===============

                                                 SIX MONTHS ENDED
                                                     JUNE 30,
                                               2007               2006
                                        -------------------- ---------------
Net Income                                 $   143,466         $  125,922
Other comprehensive loss                       (36,947)           (38,814)
                                        -------------------- ---------------
Total comprehensive income                 $   106,519         $   87,108
                                        ==================== ===============

The components of other comprehensive loss for the three- and six-month periods ended June 30, 2007 and 2006 were as follows:

                                                                  THREE MONTHS ENDED JUNE 30, 2007
                                                        -----------------------------------------------------
                                                             BEFORE                             NET OF
                                                              TAX                                 TAX
                                                             AMOUNT             TAX             AMOUNT
                                                        ----------------- ---------------- ------------------

Unrealized holding losses arising during the period     $     (56,969)      $     19,939      $   (37,030)
Less reclassification adjustment for gains realized
   in net income                                                  (55)                19              (36)
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                              (57,024)            19,958          (37,066)
Foreign currency translation adjustment                         2,457               (860)           1,597
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                          $     (54,567)          $ 19,098      $   (35,469)
                                                        ================= ================ ==================

                                                                                10

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

10. COMPREHENSIVE INCOME (CONTINUED)

                                                                  Three Months Ended June 30, 2006
                                                        -----------------------------------------------------
                                                             Before                             Net of
                                                              Tax                                 Tax
                                                             Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------

Unrealized holding losses arising during the period     $       (33,406)     $    11,694   $       (21,712)
Less reclassification adjustment for losses realized
   in net income                                                     11               (4)                7
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                                (33,395)          11,690           (21,705)
Foreign currency translation adjustment                           4,684           (1,640)            3,044
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                            $     (28,711)     $    10,050    $      (18,661)
                                                        ================= ================ ==================

                                                                   SIX MONTHS ENDED JUNE 30, 2007
                                                        -----------------------------------------------------
                                                             BEFORE                             NET OF
                                                              TAX                                 TAX
                                                             AMOUNT             TAX             AMOUNT
                                                        ----------------- ---------------- ------------------

Unrealized holding losses arising during the period     $     (59,208)      $     20,723      $   (38,485)
Less reclassification adjustment for gains realized
   in net income                                                 (316)               110             (206)
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                              (59,524)            20,833          (38,691)
Foreign currency translation adjustment                         2,683               (939)           1,744
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                          $     (56,841)          $ 19,894      $   (36,947)
                                                        ================= ================ ==================

                                                                   Six Months Ended June 30, 2006
                                                        -----------------------------------------------------
                                                             Before                             Net of
                                                              Tax                                 Tax
                                                             Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------

Unrealized holding losses arising during the period     $       (64,903)      $    22,716      $   (42,187)
Less reclassification adjustment for losses realized
   in net income                                                     11                (4)               7
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                                (64,892)           22,712          (42,180)
Foreign currency translation adjustment                           5,178            (1,812)           3,366
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                            $     (59,714)           20,900      $   (38,814)
                                                        ================= ================ ==================

                                                                                11

                                         Financial Guaranty Insurance Company and Subsidiaries

                                              Notes to Consolidated Financial Statements
                                                       (Unaudited) (continued)

                                           (Dollars in thousands, except per share amounts)

12.  DIVIDEND

During the six-month  periods ended June 30, 2007 and 2006, the Company declared  dividends on its common stock in the aggregate amount of $10,000 and $10,000,  respectively.  The dividends were paid on July 5, 2007 and 2006,  respectively,  to FGIC Corp.,  the Company's sole stockholder.  The dividends were permissible under and computed in accordance with New York State law.

                                                                                12